EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Equity [abstract]
Limited partners	$ (586)	$ 57	$ (814)	$ 203
(Loss) income reallocation related to mandatorily convertible preferred shares	(47)	6	(64)	19
Less: Preferred unit dividends attributable to limited partners	(6)	(3)	(10)	(3)
Net (loss) income attributable to limited partners – basic	(639)	60	(888)	219
Dilutive effect of conversion of preferred shares and options	0	0	0	0
Net (loss) income attributable to limited partners – diluted	$ (639)	$ 60	$ (888)	$ 219
Weighted average number of LP Units outstanding (in shares)	437.6	421.0	439.1	423.7
Mandatorily convertible preferred shares (in shares)	70.1	70.0	70.1	70.0
Weighted average number of LP Units outstanding - basic (in shares)	507.7	491.0	509.2	493.7
Dilutive effect of conversion of preferred shares and options (in shares)	0.0	0.1	0.0	0.1
Weighted average number of LP Units outstanding - diluted (in shares)	507.7	491.1	509.2	493.8